Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Provision for doubtful accounts
Balance, December 31, 2011	1,187
—Additions	20
—Reversals / write-offs	(631)
Balance, December 31, 2012	576
—Additions	18
—Reversals / write-offs	(20)
Balance, December 31, 2013	574

Other Fixed Assets Useful Life Assumptions [Table Text Block]
Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (December 2024)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3